Business Combinations - Summary of Acquisition Date Fair Value of Consideration Transferred (Parenthetical) (Detail) - Jaya Grocer Holdings [Member]	Jan. 31, 2022 shares $ / shares
Disclosure Of Detailed Information Of Acquisition Date Fair Value Of Total Consideration Transferred [Line Items]
Number of instruments or interests issued or issuable | shares	8,173,375
Listed Share Price | $ / shares	$ 5.66